Annual Total Returns - Macquarie Emerging Markets Fund - Class A	Nov. 30, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	(13.93%)
2016	17.62%
2017	41.62%
2018	(17.31%)
2019	24.05%
2020	25.54%
2021	(2.31%)
2022	(28.85%)
2023	17.34%
2024	6.24%